ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization and Variable Interest Entity (Details)	12 Months Ended
Dec. 31, 2024
Exclusive business cooperation agreement
ORGANIZATION AND PRINCIPAL ACTIVITIES
Notice period for termination of agreement	30 days
Loan agreement
ORGANIZATION AND PRINCIPAL ACTIVITIES
Notice period for termination of agreement	1 month